UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21687

Fiduciary/Claymore Dynamic Equity Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive

Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

Fiduciary/Claymore Dynamic Equity Fund

2455 Corporate West Drive

Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: November 30

Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

Fiduciary/Claymore Dynamic Equity Fund

Shares Not Voted

Ticker	Company	Cusip	Meeting Date	Proposal	Proposal Description	Proposed By	Vote Cast
SYMC	Symantec	871503108	6/24/2005	1	To approve issuance and reservation of issuance of Symantec common stock to holders of Veritas Software Corporation pursuant to the agreement and plan of reorganization dated 12/15/04.	Management	No Vote Cast

SYMC	Symantec	871503108	6/24/2005	2	To increase the authorized number of common shares from 1.6 billion shares, $0.01 par value per share to 3 billion shares, $0.01 par value per share, and to authorize one share of a class of special voting stock, $1.00 par value per share.	Management	No Vote Cast

SYMC	Symantec	871503108	6/24/2005	3	To adjourn the meeting, if necessary, if a quorum is present, to solicit additional proxies if there are not sufficient votes in favor of the foregoing proposals.	Management	No Vote Cast

DELL	Dell	24702R101	7/15/2005	1	Approve directors	Management	No Vote Cast

DELL	Dell	24702R101	7/15/2005	2	Ratify auditors	Management	No Vote Cast

DELL	Dell	24702R101	7/15/2005	3	Require majority vote for election of directors	Shareholder	No Vote Cast

DELL	Dell	24702R101	7/15/2005	4	Expense stock options	Shareholder	No Vote Cast

PG	Procter & Gamble	742718109	7/12/2005	1	Approve merger agreement	Management	No Vote Cast

PG	Procter & Gamble	742718109	7/12/2005	2	Adjourn meeting to a later date or dates, if necessary, to permit further solicitation of proxies if there are not sufficient votes at the time of the meeting to adopt the merger agreement and approve the issuance of Procter & Gamble common stock in the merger.	Management	No Vote Cast

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore Dynamic Equity Fund

By:	/s/ Nicholas Dalmaso
Name:	Nicholas Dalmaso
Title:	Chief Legal and Executive Officer
Date:	August 31, 2005